Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Minimum [Member]
Finite-lived intangible assets	3 years	3 years
Maximum [Member]
Finite-lived intangible assets	5 years	5 years